Note 28 - Financial Instruments and Risks - Financial Instruments Recognized in the Financial Statements (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Financial asset	R$ 26,388.4	R$ 26,142.5
Financial liability	35,037.9	31,191.8
Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	31,254.0	27,368.3
Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	3,783.9	3,823.5
Trade payable [member]
Statement Line Items [Line Items]
Financial liability	25,695.0	19,995.0
Trade payable [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	25,695.0	19,995.0
Trade payable [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	0.0	0.0
Put option granted on subsidiary [member]
Statement Line Items [Line Items]
Financial liability	3,291.4	3,493.7
Put option granted on subsidiary [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	0.0	0.0
Put option granted on subsidiary [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	3,291.4	3,493.7
Derivative hedge [member]
Statement Line Items [Line Items]
Financial liability	492.5	329.8
Derivative hedge [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	0.0	0.0
Derivative hedge [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	492.5	329.8
Interest-bearing loans and borrowings [member]
Statement Line Items [Line Items]
Financial liability	3,100.6	4,792.3
Interest-bearing loans and borrowings [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	3,100.6	4,792.3
Interest-bearing loans and borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	0.0	0.0
Other liabilities [member]
Statement Line Items [Line Items]
Financial liability	2,458.4	2,581.0
Other liabilities [member] | Financial liabilities at amortised cost, category [member]
Statement Line Items [Line Items]
Financial liability	2,458.4	2,581.0
Other liabilities [member] | Financial liabilities at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial liability	0.0	0.0
Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	23,874.8	23,933.2
Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	2,513.6	2,209.3
Financial asset, cash and cash equivalents [member]
Statement Line Items [Line Items]
Financial asset	16,597.2	17,090.3
Financial asset, cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	16,597.2	17,090.3
Financial asset, cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	0.0	0.0
Trade receivables [member]
Statement Line Items [Line Items]
Financial asset	7,084.7	6,629.0
Trade receivables [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	7,084.7	6,629.0
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	0.0	0.0
Financial asset, investment securities [member]
Statement Line Items [Line Items]
Financial asset	2,107.5	1,913.9
Financial asset, investment securities [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	192.9	213.9
Financial asset, investment securities [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	1,914.6	1,700.0
Derivative hedge [member]
Statement Line Items [Line Items]
Financial asset	599.0	366.7
Derivative hedge [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset	0.0	0.0
Derivative hedge [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset	R$ 599.0	366.7
Derivatives [member]
Statement Line Items [Line Items]
Financial asset		142.6
Derivatives [member] | Financial assets at amortised cost, category [member]
Statement Line Items [Line Items]
Financial asset		0.0
Derivatives [member] | Financial assets at fair value through profit or loss, category [member]
Statement Line Items [Line Items]
Financial asset		R$ 142.6